Financial and other non-current assets - Minimum finance lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	$ 63	$ 82
Unearned interest income	(4)	(5)
Present value	59	77
Provision	(8)	(12)
Net book value	51	65
Not later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	25	30
Unearned interest income	(2)	(3)
Present value	23	27
Provision	0	0
Net book value	23	27
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	36	51
Unearned interest income	(2)	(2)
Present value	34	49
Provision	(8)	(12)
Net book value	26	37
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	2	1
Unearned interest income	0	0
Present value	2	1
Provision	0	0
Net book value	$ 2	$ 1